SHARE OPTIONS AND WARRANTS (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of number and weighted average remaining contractual life of outstanding share options [abstract]
SCHEDULE OF OPTIONS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

	2024		2023
	Options	Weighted Average exercise price ($)	Options	Weighted Average exercise price ($)
Outstanding at April 1	1,696,451	3.85	1,113,841	4.86
Granted	727,500	1.53	612,610	1.04
Forfeited	(2,301)	2.13	(30,000)	-
Exercised	-	-	-	-
Outstanding at March 31	2,421,650	3.34	1,696,451	3.85
Exercisable at March 31	894,956	4.34	560,082	4.41

	2022
	Options	Weighted Average exercise price (cents)
Outstanding at April 1	934,615	4.48
Granted	433,072	5.46
Forfeited	(253,846)	3.84
Exercised	-	-
Outstanding at March 31	1,113,841	4.86
Exercisable at March 31	222,115	4.78

SCHEDULE OF SHARE OPTIONS OUTSTANDING EXPIRY DATES AND EXERCISE PRICES

Share options outstanding at the end of the year have the following expiry dates and exercise prices:

Grant Date	Expiry Date	Exercise Price $	Share Options as at March 31, 2024
July 6, 2018	July 6, 2025	3.69	30,769
August 20, 2020	August 19, 2028	12.72	11,538
January 6, 2021	January 5, 2031	4.10	615,384
January 21, 2021	January 11, 2031	6.48	23,076
April 15, 2021	April 15, 2031	6.47	76,923
August 31, 2021	August 31, 2031	4.02	221,538
January 31,2022	January 30, 2032	6.57	134,613
August 1, 2022	July 31,2027	4.10	10,000
September 20, 2022	September 19, 2027	4.10	28,000
November 22,2022	November 23,2022	5.13	76,923
March 14, 2023	March 13, 2027	1.85	465,386
July 26, 2023	July 26,2033	1.53	260,000
October 20, 2023	October 20, 2033	1.57	85,000
November 20, 2023	November 20, 2033	1.71	65,000
November 24, 2023	November 24,2033	1.65	40,000
March 1, 2024	March 1,2034	1,33	20,000
March 13, 2024	March 13, 2034	1.46	257,500
Total			2,421,650

SCHEDULE OF SHARE BASED PAYMENT AWARD MODEL INPUTS OPTIONS GRANTED

The model inputs for options granted during the year ended March 31, 2024 valued under the Black Scholes Valuation model are:

	Grant Date
	March 1, 2024	March 13, 2024

Grant date share price	$1.33	$1.46
Exercise share price	$1.33	$1.46
Vesting periods	50% over two years	33.3% over three years
Risk free rate	4.18%	4.19%
Expected volatility	91.0%	91.0%
Option life	4 years	4 years

	Grant Date
	July 26, 2023	October 20, 2023	November 20, 2023	November 24, 2023

Grant date share price	$1.53	$1.57	$1.71	$1.65
Exercise share price	$1.53	$1.57	$1.71	$1.65
Vesting periods	25% over four years	33.3% over three years	25% over four years	25% over four years
Risk free rate	3.91%	4.31%	3.70%	3.91%
Expected volatility	68.8%	72.0%	72.0%	72.0%
Option life	4 years	4 years	4 years	4 years

The model inputs for options granted during the year ended March 31, 2023 valued under the Black Scholes Valuation model are:

	Grant Date
	August 1, 2022		September 20, 2022		November 22, 2022		March 14, 2023

Grant date share price	5	p	5	p	6.3	p	2.5	p
Exercise share price	5	p	5	p	6.3	p	2.5	p
Vesting periods	25% each quarter		100% in one year		Fully vested		25% over four years
Risk free rate	1.47%		3.26%		3.16%		3.2%
Expected volatility	81.2%		81.8%		68.3%		125%
Option life	2 years		2 years		2 years		4 years

SCHEDULE OF WARRANTS OUTSTANDING AND WEIGHTED AVERAGE EXERCISE PRICE

	March 31, 2024		March 31, 2023
	Warrants	Weighted Average exercise price (cents)	Warrants	Weighted Average exercise price (cents)

Outstanding at April 1	563,986	397	563,986	397
Granted	-	-	-	-
Exercised	-	-	-	-

Outstanding at March 31	563,986	397	563,986	397

Exercisable at March 31	307,692	221	13,986	221